CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-20190

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, Ohio 43204
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the Registrant's semi-annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.








BEAUMONT FUND, LLC

                                    FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)


BEAUMONT FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	PAGES


Financial Statements (Unaudited)

	Statement of Assets and Liabilities	1

	Schedule of Investments in Securities	2 - 5

	Statement of Operations	6

	Statements of Changes in Members' Capital (Net Assets)	7

	Notes to Financial Statements	8 - 11


BEAUMONT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
(Unaudited)
______________






ASSETS
	Investment securities at fair value (cost - $7,209,648)	$  9,189,273
	Cash and cash equivalents	5,354,153
	Interest and dividends receivable	14,498
	Net receivable from broker for unsettled trades	         31,778

				Total assets	  14,589,702

LIABILITIES
	Securities sold short at fair value (proceeds - $2,660,153)
	3,924,953
	Member subscriptions received in advance	482,593
	Member repurchases payable	18,836
	Dividends payable	745
	Expenses payable	           2,965

				Total liabilities	    4,430,092

NET ASSETS	$10,159,610

MEMBERS' CAPITAL (Net Assets)
	Represented by:
		Capital subscriptions, net	$  9,585,848
		Undistributed net investment income	78,877
		Accumulated net realized (loss)	(219,940)
		Accumulated net unrealized appreciation	       714,825

				Total members' capital (net assets)	$10,159,610




See accompanying notes.




BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2004
(Unaudited)
______________




Investment securities
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Financial
			Diversified Financial
				Citigroup	8,489	$   394,739
				JP Morgan Chase	9,913	384,327
				AXA SA-Sponsored ADR	12,542	     277,680
				  1,056,746	10.40 %
			Insurance
				St Paul Travelers	10,803	437,954
				American Intl Group	6,088	     433,953
				     871,907	8.58 %
			Banking
				Washington Mutual	7,646	295,441
				Fremont General	14,775	     260,779
				     556,220	5.48 %
			Real Estate
				iSTAR Financial	10,397	     415,880	    4.09 %
		Total - Financial		  2,900,753	  28.55 %
		Consumer Staples
			Tobacco
				Altria Group	9,337	467,317
				Carolina Group	15,897	     390,271
						     857,588	8.44 %
			Media
				Viacom-Class B	8,900	317,908
				Liberty Media *	20,300	182,497
				Liberty Media Intl *	1,015	       37,656
				     538,061	5.30 %
			Conglomerate
				Loews Corp	8,197	     491,492	4.84 %
			Retail Distribution, hardline
				Handleman	12,505	     289,616	    2.85 %
		Total - Consumer Staples		  2,176,757	  21.43 %

* Security did not pay a dividend during the previous twelve months.

See accompanying notes.




BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2004
(Unaudited)
______________


Investment securities (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Healthcare
			Pharmaceuticals
				Merck	7,483	$   355,442
				Pfizer	8,350	      286,238
						      641,680	6.32 %
			Managed Care
				Wellpoint Health Networks *	3,542	     396,739	3.90 %
			Biotechnology
				Amgen *	4,550	     248,294	    2.44 %
		Total - Healthcare		  1,286,713	  12.66 %
		Technology
			Consumer Electronics
				Nam Tai Electronics	16,950	     364,764	3.59 %
			Wireless Communications
				Nokia Corp - Sponsored ADR	18,145	     263,828	2.60 %
			Software
				Microsoft Corp	8,570	     244,759	    2.41 %
		Total - Technology		     873,351	    8.60 %
		Transportation
			Railroads
				Genesee & Wyoming *	16,483	     390,647	3.85 %
			Air Freight
				Federal Express	4,033	     329,456	    3.24 %
		Total - Transportation		     720,103	    7.09 %
		Consumer, Cyclical
			Building Materials
				Masco Corp	12,800	     399,104	3.93 %
			Retail, hardline
				Carmax *	10,854	     237,377	    2.33 %
		Total - Consumer, Cyclical		     636,481	    6.26 %
		Utilities
			Energy
				BP PLC Sponsored ADR	6,175	     330,795	3.26%
			Electric
				American Electric Power	8,260	     264,320	    2.60 %
		Total - Utilities		     595,115	    5.86 %
		Total investment securities (cost - $7,209,648)		$9,189,273
90.45 %
*  Security did not pay a dividend during the previous twelve months.
See accompanying notes.


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2004
(Unaudited)
______________




SECURITIES SOLD SHORT
					% of
	Common Stocks	Shares	Fair Value	Net
Assets
		Technology
			Wireless Communications
				Research in Motion *	9,400	$   643,430	6.33%
			Retail, on-line
				Amazon.com *	6,375	     346,800	3.41 %
			General Industrial Services
				Neoforma.com *	16,850	     204,559	2.01 %
			Leisure Goods & Services
				Electronic Arts *	2,250	     122,737	1.21 %
			Semiconductors
				Maxim Integrated Products	2,200	     115,324	    1.14 %
		Total - Technology		  1,432,850	  14.10 %
		Consumer, Cyclical
			Educational Services
				Strayer Education	2,485	277,251
				Apollo Group *	2,100	185,409
				Corinthian Colleges *	4,000	       98,960
				     561,620	5.52 %
			Retail, softline
				Hot Topic *	9,000	184,410
				Bed, Bath & Beyond *	2,600	99,970
				Wal-Mart Stores	1,110	       58,564
				     342,944	3.38 %
			Building Materials
				Sherwin Williams	830	       34,486	    0.34 %
		Total - Consumer Cyclical		     939,050	    9.24 %
		Consumer Staples
			Restaurants
				Panera Bread *	6,750	242,190
				P.F. Chang's China Bistro *	5,505	     226,531
				     468,721	4.61 %
			Food Retailers & Wholesalers
				Krispy Kreme Doughnuts *	4,275	       81,610	0.81%
			Specialty Retail
				Blockbuster	1,400	       21,252	    0.21 %
		Total - Consumer Staples		     571,583	    5.63 %

*  Security did not pay a dividend during the previous twelve months.
See accompanying notes.
BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2004
(Unaudited)
______________




SECURITIES SOLD SHORT (CONTINUED)
					% of
	Common Stocks (Continued)	Shares	Fair Value	Net
Assets
		Index
			Depositary Receipts
				NASDAQ 100 Shares	7,000	$   264,180
				S&P Depositary Receipts (SPDR)	1,800	     206,154
		Total - Index		     470,334	    4.63 %
		Transportation
			Air Freight
				UPS	3,175	     238,665	2.35 %
			Airlines
				JetBlue Airways *	6,055	     177,896	    1.75 %
		Total - Transportation		     416,561	    4.10 %
		Communications
			Fixed-Line Communications
				SBC Communications	3,900	       94,575	    0.93 %
		Total - Communications		       94,575	    0.93 %
		Total securities sold short (proceeds - $2,660,153)
	$3,924,953	  38.63 %


* Security did not pay a dividend during the previous twelve months.



See accompanying notes.




BEAUMONT FUND, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004
(Unaudited)
______________





INVESTMENT INCOME
	Interest			$       9,574
	Dividends (net of $7,401 in dividends paid on securities
		sold short and foreign withholding taxes of $1,168)	       92,696

				Total investment income	     102,270

EXPENSES
	Adviser management fee	71,945
	Operating expenses	       17,427

				Total expenses	       89,372

				Net investment income	       12,898

REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS
		Net realized gain on investments	194,251
		Net realized (loss) on securities sold short	(340,735)
		Net change in unrealized appreciation	      (96,506)

				Net realized and unrealized (loss) from investments	    (242,990)

				Net decrease in net assets from operations	(230,092)

				Less:  Incentive allocation to Adviser	      (70,678)

				Net decrease in net assets from operations
					available for distribution to members	$ (300,770)



See accompanying notes.




BEAUMONT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (NET ASSETS)
For the Six Months Ended June 30, 2004 (Unaudited) and
For the Year Ended December 31, 2003 (Audited)
______________





	Six Months Ended	Year
Ended
	June 30,	December
31,
	2004	2003

Increase (decrease) in net assets from operations
	Net investment income	$       12,898	$      59,484
	Net realized gain (loss)	(146,484)	292,377
	Net change in unrealized appreciation on investments
(96,506)	      893,413

		Net increase (decrease) in net assets from operations	(230,092)	1,245,274

Proceeds from member subscriptions	2,592,782	3,361,484
Repurchases of member interests
	(including transfers to affiliated fund)	      (465,376)	  (1,208,016)

		Total increase in net assets	1,897,314	3,398,742

Net assets
	Beginning of period	    8,262,296	   4,863,554

	End of period	$10,159,610	$ 8,262,296










See accompanying notes.



BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company

		Beaumont Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Company's investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 with below-average risk. The
Company utilizes a value approach to its equity selection process and employs a hedging strategy through short sales of 15-25 individual securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency. Prospero Capital Management LLC (the
Adviser) serves as the Company's investment adviser.

	B.	Method of Reporting

		The Company's financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents

		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities

		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction.
Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis and includes interest-equivalent dividends from an independently managed money market fund.



BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	E.	Short Sales

		The Company sells securities it does not own ("short sales") in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value sometime in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Company's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities.
Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

	F.	Income Taxes

		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Company's income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

	G.	Capital Accounts

		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members' respective investment percentages. Each member is then assessed its applicable
Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Company's Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter. The
Adviser agreed to charge a lower management fee rate to certain members, who were among the Adviser's original investors.





BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 2.	ADVISER (CONTINUED)

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the member's capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser holds a non-voting Special Advisory Member interest (the "Special Advisory Account") solely for the purpose of receiving the incentive allocation with respect to each member. The Adviser earned an incentive allocation of $70,678 and $125,846 during the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

	The Adviser agreed to bear all operating expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.
As of June 30, 2004, approximately $81,000 of cumulative unaccrued expenses exceed such ratio and have not been reimbursed.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The
Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors.
The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities during the six months ended June 30, 2004 were $1,666,641 and $980,719, respectively. At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2004, accumulated net unrealized appreciation on investments was $714,825, consisting of $2,148,101 gross unrealized appreciation and $1,433,276 gross unrealized depreciation.


BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the six months ended June
30, 2004, the year ended December 31, 2003 and the period
July 1, 2002 (commencement of operations) to December 31,
2002. This information has been derived from information presented in the financial statements.

	Six Months Ended	Year Ended
	Period Ended
	June 30,	December 31,
	December 31,
	2004	2003	2002
	(Unaudited)	(Audited)
	(Audited)

	Total return before incentive allocation to Adviser	(1.61)%
(4)	18.72 % (1)	(10.21)% (1), (4)
	Incentive allocation to Adviser	       (0.76)% (4)
(1.96)%	        0.00 %
			Total return after incentive allocation to Adviser
(2.37)%	      16.76 % (1)	     (10.21)% (1)
	Ratios to average net assets: (2)
		Expenses prior to incentive allocation to Adviser	1.79 % (5)
	1.74 % (1)	1.84 % (1), (5)
		Incentive allocation to Adviser	        0.71 % (4)
1.80 %	        0.00 %
			Total expenses and incentive allocation to Adviser
2.50 %	        3.54 % (1)	        1.84 % (1)
		Interest and dividend income net of expenses (3)
0.26 % (5)	        0.77 %	        0.97 % (5)
	Supplemental data:
		Net assets - June 30, 2004, December 31, 2003
		    and 2002	$10,159,610	$  8,262,296	$  4,863,554
		Portfolio turnover rate	         7.7   % (4)	      32.6
%	      56.8   % (4)

	Total returns and the ratios to average net assets are calculated for members' capital taken as a whole (excluding the Adviser's Special Advisory Account). An individual member's total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.

	______________________
	(1)	Total returns and the ratios to average net assets
include $5,000 of organization and offering costs that
were reimbursed to the Adviser during the year ended
December 31, 2003 and during the period ended December
31, 2002, respectively.  The reimbursement of
organization and offering costs resulted in a decrease
in total returns of 0.10% and 0.15% and an increase of
0.07% and 0.27% in the expense ratio for the year ended
December 31, 2003 and for the period ended December 31,
2002, respectively.
	(2)	The Adviser agreed to bear all operating expenses which
would cause the Company's ratio of operating expenses to
average net assets to exceed an annualized ratio of
0.35%.
	(3)	Excludes incentive allocation to Adviser.
	(4)	Not annualized.
	(5)	Annualized.



ITEM 2: Not applicable.

ITEM 3: Not applicable.

ITEM 4: Not applicable.

ITEM 5: Not applicable.

ITEM 6: Not applicable.

ITEM 7: Not applicable.

ITEM 8: Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

             (a)(1)   Not Applicable.

	    	(a)(2)	  Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

		(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  August 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  August 29, 2004


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  August 29, 2004